Intangible assets - Goodwill reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in goodwill:
At beginning of year	£ 1,628	£ 1,648
Disposals/reclassifications to held for sale	(155)	(56)
Additional consideration paid on previously acquired business	9	7
Exchange differences		29
Net book amount at end of year	1,482	1,628
Shareholder-backed
Changes in goodwill:
At beginning of year	1,475
Disposals/reclassifications to held for sale	(16)
Exchange differences	(1)
Net book amount at end of year	1,458	1,475
With-profits
Changes in goodwill:
At beginning of year	153
Disposals/reclassifications to held for sale	(139)
Additional consideration paid on previously acquired business	9
Exchange differences	1
Net book amount at end of year	£ 24	£ 153